As filed with the Securities and Exchange Commission on November 27, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22558

Brookfield Investment Funds
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
September 30, 2015

	Shares	Value
COMMON STOCKS - 99.5%
AUSTRALIA - 3.0%
Toll Roads - 3.0%
Macquarie Atlas Roads Group	335,200	$920,758
Transurban Group	1,631,260	11,426,681
Total Toll Roads		12,347,439
Total AUSTRALIA		12,347,439
CANADA - 7.2%
Pipelines - 7.2%
Enbridge, Inc.	357,600	13,277,692
Inter Pipeline Ltd.	337,300	6,222,799
Pembina Pipeline Corp.	241,800	5,818,058
Veresen, Inc.	595,100	4,548,535
Total Pipelines		29,867,084
Total CANADA		29,867,084
CHINA - 2.7%
Gas Utilities - 0.7%
ENN Energy Holdings Ltd.	620,300	2,987,204
Pipelines - 1.0%
Beijing Capital International Airport Co. Ltd.	2,341,600	2,188,730
Beijing Enterprises Holdings Ltd.	298,200	1,796,431
Total Pipelines		3,985,161
Ports - 1.0%
China Merchants Holdings International Co. Ltd.	1,434,342	4,234,989
Total CHINA		11,207,354
FRANCE - 4.5%
Airports - 0.9%
Aeroports de Paris	30,600	3,473,125
Communications - 1.0%
Eutelsat Communications SA	137,889	4,229,226
Toll Roads - 2.6%
Groupe Eurotunnel SE	790,800	10,774,289
Total FRANCE		18,476,640
HONG KONG - 2.1%
Gas Utilities - 2.1%
China Gas Holdings Ltd.	1,572,200	2,168,579
Hong Kong & China Gas Co. Ltd.	3,378,980	6,336,173
Total Gas Utilities		8,504,752
Total HONG KONG		8,504,752
ITALY - 3.1%
Pipelines - 0.8%
Snam SpA	646,434	3,320,027
Toll Roads - 2.3%
Atlantia SpA	333,000	9,314,956
Total ITALY		12,634,983
JAPAN - 1.7%
Gas Utilities - 0.7%
Tokyo Gas Co. Ltd.	617,900	2,988,977
Rail - 1.0%
Central Japan Railway Co.	26,200	4,224,166
Total JAPAN		7,213,143
LUXEMBOURG - 2.1%
Communications - 2.1%
SES SA	273,300	8,625,198
Total LUXEMBOURG		8,625,198

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited) (continued)
September 30, 2015

	Shares	Value
COMMON STOCKS (continued)
MEXICO - 1.0%
Airports - 0.5%
Grupo Aeroportuario del Pacifico SAB de CV	249,600	$2,170,448
Pipelines - 0.5%
Infraestructura Energetica Nova SAB de CV	510,500	2,089,725
Total MEXICO		4,260,173
NETHERLANDS - 1.2%
Midstream - 1.2%
Koninklijke Vopak NV	121,200	4,845,992
Total NETHERLANDS		4,845,992
SINGAPORE - 1.0%
Ports - 1.0%
Hutchison Port Holdings Trust	7,516,400	4,138,500
Total SINGAPORE		4,138,500
SPAIN - 5.1%
Communications - 0.5%
Cellnex Telecom SAU 1,2	121,700	2,073,486
Electricity Transmission & Distribution - 1.4%
Red Electrica Corp. SA	69,000	5,729,500
Toll Roads - 3.2%
Abertis Infraestructuras SA	333,970	5,284,205
Ferrovial SA	325,714	7,791,174
Total Toll Roads		13,075,379
Total SPAIN		20,878,365
SWITZERLAND - 1.1%
Airports - 1.1%
Flughafen Zuerich AG	6,387	4,445,526
Total SWITZERLAND		4,445,526
UNITED KINGDOM - 8.8%
Electricity Transmission & Distribution - 5.2%
National Grid PLC	1,557,566	21,692,374
Water - 3.6%
Severn Trent PLC	193,100	6,387,741
United Utilities Group PLC	599,500	8,402,567
Total Water		14,790,308
Total UNITED KINGDOM		36,482,682
UNITED STATES - 54.9%
Communications - 2.7%
SBA Communications Corp. 1	108,200	11,332,868
Electricity Transmission & Distribution - 3.5%
Eversource Energy	184,000	9,314,080
ITC Holdings Corp.	157,000	5,234,380
Total Electricity Transmission & Distribution		14,548,460
Gas Utilities - 2.6%
Columbia Pipeline Group, Inc.	162,800	2,977,612
NiSource, Inc.	268,500	4,980,675
ONE Gas, Inc.	57,800	2,620,074
Total Gas Utilities		10,578,361
Infrastructure - Diversified - 2.1%
CenterPoint Energy, Inc.	479,200	8,644,768

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited) (continued)
September 30, 2015

	Shares	Value
COMMON STOCKS (continued)
Midstream - 8.4%
Crestwood Equity Partners LP	816,200	$1,860,936
EQT Midstream Partners LP	47,700	3,163,941
MarkWest Energy Partners LP	58,144	2,494,959
Sunoco Logistics Partners LP	235,700	6,755,162
Targa Resources Corp.	94,700	4,878,944
Targa Resources Partners LP	127,900	3,714,216
The Williams Companies, Inc.	322,200	11,873,070
Total Midstream		34,741,228
Pipelines - 15.4%
Boardwalk Pipeline Partners LP	176,300	2,075,051
Columbia Pipeline Partners LP	147,900	1,872,414
Energy Transfer Equity LP	80,600	1,677,286
Energy Transfer Partners LP	364,500	14,970,015
Enterprise Products Partners LP	671,500	16,720,350
Kinder Morgan, Inc.	224,300	6,208,624
Plains GP Holdings LP	245,000	4,287,500
SemGroup Corp.	89,300	3,861,332
Sempra Energy	63,900	6,180,408
Williams Partners LP	177,051	5,651,457
Total Pipelines		63,504,437
Rail - 5.0%
CSX Corp.	162,000	4,357,800
Kansas City Southern	47,300	4,298,624
Union Pacific Corp.	134,600	11,899,986
Total Rail		20,556,410
Telecommunications - 9.3%
American Tower Corp.	280,122	24,645,134
Crown Castle International Corp.	176,200	13,896,894
Total Telecommunications		38,542,028
Transmission & Distribution - 3.7%
PG&E Corp.	285,600	15,079,680
Water - 2.2%
American Water Works Co., Inc.	164,600	9,066,168
Total UNITED STATES		226,594,408
Total COMMON STOCKS
(Cost $429,752,002)		410,522,239
Total Investments - 99.5%
(Cost $429,752,002)		410,522,239
Other Assets in Excess of Liabilities - 0.5%		2,218,938
TOTAL NET ASSETS - 100.0%		$412,741,177

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1--Non-income producing security.
2--Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, the total value of all such securities was $2,073,486 or 0.5% of net assets.

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
September 30, 2015

	Shares		Value
COMMON STOCKS - 96.7%
AUSTRALIA - 8.8%
Real Estate - Diversified - 3.5%
Dexus Property Group	7,782,900		$39,248,722
Retail - 5.3%
Scentre Group	13,290,372		36,579,223
Westfield Corp.	3,107,144		21,864,102
Total Retail			58,443,325
Total AUSTRALIA			97,692,047
AUSTRIA - 1.2%
Office - 1.2%
CA Immobilien Anlagen AG 1	705,653		12,991,274
Total AUSTRIA			12,991,274
FRANCE - 4.9%
Office - 2.4%
Gecina SA	217,100		26,475,746
Real Estate - Diversified - 2.5%
Unibail-Rodamco SE	107,100		27,758,746
Total FRANCE			54,234,492
GERMANY - 8.5%
Office - 2.1%
Alstria Office REIT - AG 1	1,823,661		23,734,787
Real Estate Management/Service - 3.5%
Vonovia SE	1,193,220		38,405,218
Residential - 1.4%
Deutsche Wohnen AG	593,427		15,870,976
Retail - 1.5%
Deutsche EuroShop AG	363,903		16,363,508
Total GERMANY			94,374,489
HONG KONG - 6.1%
Office - 3.1%
Hongkong Land Holdings Ltd.	5,209,800		34,498,254
Real Estate - Diversified - 1.0%
Cheung Kong Property Holdings Ltd.	1,503,700		11,016,593
Retail - 2.0%
The Wharf Holdings Ltd.	3,898,700		21,998,045
Total HONG KONG			67,512,892
JAPAN - 5.9%
Industrial - 0.4%
GLP J-REIT	4,940		4,726,714
Office - 4.5%
Mitsubishi Estate Co. Ltd.	1,679,755		34,313,232
Nippon Building Fund, Inc.	3,212		15,542,330
Total Office			49,855,562
Real Estate - Diversified - 1.0%
Mitsui Fudosan Co. Ltd.	393,700		10,791,862
Total JAPAN			65,374,138
NETHERLANDS - 1.0%
Retail - 1.0%
Atrium European Real Estate Ltd. 1	2,511,941		10,988,847
Total NETHERLANDS			10,988,847
NEW ZEALAND - 0.4%
Real Estate Operator/Developer - 0.4%
Precinct Properties New Zealand Ltd.	6,830,347		4,961,974
Total NEW ZEALAND			4,961,974

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited) (continued)
September 30, 2015

	Shares		Value
COMMON STOCKS (continued)
SINGAPORE - 1.9%
Industrial - 1.0%
Global Logistic Properties Ltd.	7,399,300		$10,638,026
Real Estate - Diversified - 0.9%
CapitaLand Ltd.	5,364,500		10,129,350
Total SINGAPORE			20,767,376
UNITED KINGDOM - 3.8%
Industrial - 0.9%
Hansteen Holdings PLC	5,744,480		10,495,987
Retail - 2.9%
Hammerson PLC	3,429,400		32,382,563
Total UNITED KINGDOM			42,878,550
UNITED STATES - 54.2%
Healthcare - 6.0%
Care Capital Properties, Inc.	216,688		7,135,536
HCP, Inc.	754,500		28,105,125
Ventas, Inc.	567,900		31,836,474
Total Healthcare			67,077,135
Hotel - 4.6%
Hersha Hospitality Trust	438,017		9,925,465
Host Hotels & Resorts, Inc.	1,896,900		29,989,989
Sunstone Hotel Investors, Inc.	825,794		10,925,255
Total Hotel			50,840,709
Industrial - 4.7%
DCT Industrial Trust, Inc.	23,056		776,065
Prologis, Inc.	1,324,400		51,519,160
Total Industrial			52,295,225
Office - 11.6%
Brandywine Realty Trust	1,583,400		19,507,488
Corporate Office Properties Trust	904,200		19,015,326
Douglas Emmett, Inc.	464,550		13,341,876
Highwoods Properties, Inc.	501,000		19,413,750
Hudson Pacific Properties, Inc.	574,094		16,528,166
SL Green Realty Corp.	377,458		40,825,858
Total Office			128,632,464
Real Estate - Diversified - 4.0%
NorthStar Realty Finance Corp.	1,102,100		13,610,935
Vornado Realty Trust	342,600		30,977,892
Total Real Estate - Diversified			44,588,827
Regional Malls - 9.6%
CBL & Associates Properties, Inc.	799,975		10,999,656
Simon Property Group, Inc.	524,560		96,372,163
Total Regional Malls			107,371,819
Residential - 8.2%
AvalonBay Communities, Inc.	164,700		28,792,854
Camden Property Trust	268,900		19,871,710
Equity Residential	306,100		22,994,232
Mid-America Apartment Communities, Inc.	237,000		19,403,190
Total Residential			91,061,986

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited) (continued)
September 30, 2015

	Shares		Value
COMMON STOCKS (continued)
Retail - 1.5%
DDR Corp.	717,100		$11,028,998
WP GLIMCHER, Inc.	482,600		5,627,116
Total Retail			16,656,114
Specialty - 2.5%
Outfront Media, Inc.	1,329,650		27,656,720
Strip Centers - 1.5%
Brixmor Property Group, Inc.	714,215		16,769,768
Total UNITED STATES			602,950,767
Total COMMON STOCKS
(Cost $1,125,452,417)			1,074,726,846
Total Investments - 96.7%
(Cost $1,125,452,417)			1,074,726,846
Other Assets in Excess of Liabilities - 3.3%			36,717,890
TOTAL NET ASSETS - 100.0%		$	$ 1,111,444,736

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1-- Non-income producing security.

BROOKFIELD U.S. LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
September 30, 2015
	Shares	Value
COMMON STOCKS - 96.7%
Healthcare - 11.7%
Care Capital Properties, Inc.	21,528	$708,917
HCP, Inc.	65,170	2,427,582
National Health Investors, Inc.	8,784	504,992
Ventas, Inc.	38,862	2,178,604
Total Healthcare		5,820,095
Hotel - 7.5%
Hersha Hospitality Trust	43,132	977,371
Host Hotels & Resorts, Inc.	111,231	1,758,562
Sunstone Hotel Investors, Inc.	76,940	1,017,917
Total Hotel		3,753,850
Industrial - 7.9%
DCT Industrial Trust, Inc.	1,544	51,971
Prologis, Inc.	99,814	3,882,765
Total Industrial		3,934,736
Office - 19.7%
Brandywine Realty Trust	142,465	1,755,169
Corporate Office Properties Trust	77,009	1,619,499
Douglas Emmett, Inc.	33,784	970,277
Highwoods Properties, Inc.	45,225	1,752,469
Hudson Pacific Properties, Inc.	34,246	985,942
SL Green Realty Corp.	25,149	2,720,116
Total Office		9,803,472
Real Estate - Diversified - 6.5%
NorthStar Realty Finance Corp.	99,955	1,234,444
Vornado Realty Trust	22,498	2,034,269
Total Real Estate - Diversified		3,268,713
Regional Malls - 18.5%
CBL & Associates Properties, Inc.	155,987	2,144,821
Simon Property Group, Inc.	38,649	7,100,595
Total Regional Malls		9,245,416
Residential - 15.0%
AvalonBay Communities, Inc.	15,310	2,676,494
Camden Property Trust	23,363	1,726,526
Equity Residential	27,867	2,093,369
Mid-America Apartment Communities, Inc.	12,259	1,003,644
Total Residential		7,500,033
Retail - 2.7%
WP GLIMCHER, Inc.	114,394	1,333,834
Specialty - 3.6%
Outfront Media, Inc.	85,528	1,778,982
Strip Centers - 3.6%
Brixmor Property Group, Inc.	75,590	1,774,853
TOTAL COMMON STOCKS
(Cost $49,117,583)		48,213,984
Total Investments - 96.7%
(Cost $49,117,583)		48,213,984
Other Assets in Excess of Liabilities - 3.3%		1,659,749
TOTAL NET ASSETS - 100.0%		$49,873,733

BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited)
September 30, 2015

	Shares	Value
COMMON STOCKS - 61.1%
AUSTRALIA - 3.4%
Exploration & Production - 0.1%
Karoon Gas Australia Ltd. 1	48,000	$56,209
Metals & Mining - 0.3%
BHP Billiton Ltd.	5,133	162,306
Real Estate - Diversified - 0.9%
Dexus Property Group	101,300	510,850
Refineries - 0.1%
Caltex Australia Ltd.	2,200	48,565
Retail - 1.4%
Scentre Group	175,200	482,205
Westfield Corp.	42,600	299,764
Total Retail		781,969
Toll Roads - 0.6%
Macquarie Atlas Roads Group	20,300	55,762
Transurban Group	42,600	298,405
Total Toll Roads		354,167
Total AUSTRALIA		1,914,066
AUSTRIA - 0.5%
Office - 0.5%
CA Immobilien Anlagen AG 1	14,000	257,744
Total AUSTRIA		257,744
BRAZIL - 0.3%
Basic Materials - 0.0%
Vale SA	5,935	24,927
Electric Utilities & Generation - 0.1%
Renova Energia SA 1	4,710	31,483
Paper & Forest Products - 0.2%
Fibria Celulose SA	6,400	86,784
Total BRAZIL		143,194
CANADA - 3.9%
Basic Materials - 0.8%
Agrium, Inc.	2,260	202,270
Barrick Gold Corp.	4,665	29,669
Potash Corp. of Saskatchewan, Inc.	9,200	189,060
Total Basic Materials		420,999
Chemicals - 0.1%
Methanex Corp.	600	19,896
Electric Utilities & Generation - 0.5%
Algonquin Power & Utilities Corp.	18,360	129,875
Boralex, Inc.	9,600	91,720
TransAlta Renewables, Inc.	8,590	66,171
Total Electric Utilities & Generation		287,766
Exploration & Production - 0.6%
Advantage Oil & Gas Ltd. 1	17,600	91,924
Cenovus Energy, Inc.	11,400	172,901
Peyto Exploration & Development Corp.	2,020	42,004
Seven Generations Energy Ltd. 1	4,300	40,632
Total Exploration & Production		347,461
Metals & Mining - 0.0%
First Quantum Minerals Ltd.	2,765	10,132
Oilfield Services & Equipment - 0.2%
Xtreme Drilling & Coil Services Corp. 1	99,730	123,308
Pipelines - 1.7%
Enbridge, Inc.	12,300	456,699
Inter Pipeline Ltd.	10,400	191,868
Pembina Pipeline Corp.	8,100	194,481
Veresen, Inc.	12,300	94,013
Total Pipelines		937,061
Ports - 0.0%
Westshore Terminals Investment Corp.	987	18,786
Total CANADA		2,165,409
CHINA - 0.5%
Gas Utilities - 0.2%
ENN Energy Holdings Ltd.	20,700	99,686
Pipelines - 0.1%
Beijing Capital International Airport Co. Ltd.	58,300	54,494
Beijing Enterprises Holdings Ltd.	4,500	27,109
Total Pipelines		81,603
Ports - 0.2%
China Merchants Holdings International Co. Ltd.	31,769	93,800
Total CHINA		275,089

BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited) (continued)
September 30, 2015

	Shares	Value
COMMON STOCKS (continued)
FINLAND - 0.4%
Basic Materials - 0.4%
UPM-Kymmene OYJ	14,121	$211,967
Total FINLAND		211,967
FRANCE - 2.1%
Airports - 0.2%
Aeroports de Paris	800	90,801
Communications - 0.2%
Eutelsat Communications SA	3,700	113,484
Office - 0.6%
Gecina SA	2,900	353,660
Real Estate - Diversified - 0.6%
Unibail-Rodamco SE	1,300	336,941
Toll Roads - 0.5%
Groupe Eurotunnel SE	20,100	273,853
Total FRANCE		1,168,739
GERMANY - 2.5%
Metals & Mining - 0.1%
ThyssenKrupp AG	2,245	39,449
Office - 0.7%
Alstria Office REIT - AG 1	31,800	413,874
Real Estate Management/Service - 0.9%
Vonovia SE	15,670	504,358
Residential - 0.4%
Deutsche Wohnen AG	8,200	219,306
Retail - 0.4%
Deutsche EuroShop AG	5,000	224,833
Total GERMANY		1,401,820
HONG KONG - 2.1%
Electric Utilities & Generation - 0.0%
United Photovoltaics Group Ltd. 1	156,000	14,995
Gas Utilities - 0.5%
China Gas Holdings Ltd.	37,700	52,001
Hong Kong & China Gas Co. Ltd.	105,600	198,018
Total Gas Utilities		250,019
Office - 0.8%
Hongkong Land Holdings Ltd.	69,600	460,877
Real Estate - Diversified - 0.3%
Cheung Kong Property Holdings Ltd.	19,800	145,061
Retail - 0.5%
The Wharf Holdings Ltd.	53,600	302,433
Total HONG KONG		1,173,385
IRELAND - 0.5%
Basic Materials - 0.2%
CRH PLC	3,644	96,712
Containers & Packaging - 0.1%
Smurfit Kappa Group PLC	3,179	85,516
Shipping - 0.2%
Ardmore Shipping Corp.	9,500	114,760
Total IRELAND		296,988
ITALY - 1.0%
Electric Utilities & Generation - 0.4%
Enel Green Power SpA	75,900	143,517
ERG SpA	6,200	86,718
Total Electric Utilities & Generation		230,235
Pipelines - 0.2%
Snam SpA	22,500	115,558
Toll Roads - 0.4%
Atlantia SpA	7,000	195,810
Total ITALY		541,603

BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited) (continued)
September 30, 2015

	Shares	Value
COMMON STOCKS (continued)
JAPAN - 2.1%
Basic Materials - 0.1%
JFE Holdings, Inc.	3,200	$42,029
Gas Utilities - 0.2%
Tokyo Gas Co. Ltd.	23,200	112,226
Industrial - 0.0%
GLP J-REIT	20	19,137
Metals & Mining - 0.1%
Nippon Steel & Sumitomo Metal Corp.	3,300	60,135
Office - 1.2%
Mitsubishi Estate Co. Ltd.	21,600	441,234
Nippon Building Fund, Inc.	42	203,231
Total Office		644,465
Paper & Forest Products - 0.1%
Oji Holdings Corp.	17,600	75,542
Rail - 0.2%
Central Japan Railway Co.	800	128,982
Real Estate - Diversified - 0.2%
Mitsui Fudosan Co. Ltd.	4,500	123,351
Total JAPAN		1,205,867
LUXEMBOURG - 0.3%
Communications - 0.3%
SES SA	5,500	173,577
Total LUXEMBOURG		173,577
MEXICO - 0.2%
Airports - 0.1%
Grupo Aeroportuario del Pacifico SAB de CV	900	78,156
Metals & Mining - 0.1%
Southern Copper Corp.	1,700	45,424
Total MEXICO		123,580
NETHERLANDS - 0.5%
Midstream - 0.2%
Koninklijke Vopak NV	3,000	119,950
Retail - 0.3%
Atrium European Real Estate Ltd. 1	42,121	184,265
Total NETHERLANDS		304,215
NEW ZEALAND - 0.3%
Electric Utilities & Generation - 0.1%
Mighty River Power Ltd.	44,600	71,846
Real Estate Operator/Developer - 0.2%
Precinct Properties New Zealand Ltd.	119,814	87,040
Total NEW ZEALAND		158,886
SINGAPORE - 0.7%
Industrial - 0.2%
Global Logistic Properties Ltd.	95,400	137,157
Ports - 0.2%
Hutchison Port Holdings Trust	233,200	128,399
Real Estate - Diversified - 0.3%
CapitaLand Ltd.	77,707	146,728
Total SINGAPORE		412,284
SOUTH AFRICA - 0.3%
Basic Materials - 0.3%
Mondi PLC	7,912	165,829
Total SOUTH AFRICA		165,829
SPAIN - 1.7%
Communications - 0.1%
Cellnex Telecom SAU 1,2	3,700	63,039
Electric Utilities & Generation - 0.7%
EDP Renovaveis SA	22,430	147,404
Iberdrola SA	17,600	117,273
Saeta Yield SA	11,670	107,660
Total Electric Utilities & Generation		372,337
Electricity Transmission & Distribution - 0.3%
Red Electrica Corp. SA	2,300	190,983
Toll Roads - 0.6%
Abertis Infraestructuras SA	9,135	144,538
Ferrovial SA	7,100	169,834
Total Toll Roads		314,372
Total SPAIN		940,731

BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited) (continued)
September 30, 2015

	Shares	Value
COMMON STOCKS (continued)
SWITZERLAND - 0.8%
Airports - 0.1%
Flughafen Zuerich AG	100	$69,603
Basic Materials - 0.6%
Syngenta AG	5,077	323,811
Metals & Mining - 0.1%
Glencore PLC 1	40,400	56,077
Total SWITZERLAND		449,491
UNITED KINGDOM - 3.0%
Basic Materials - 0.1%
Antofagasta PLC	3,115	23,595
Electric Utilities & Generation - 0.1%
Infinis Energy PLC	31,020	63,115
Electricity Transmission & Distribution - 0.8%
National Grid PLC	33,578	467,644
Exploration & Production - 0.2%
Genel Energy PLC 1	8,400	35,313
Tullow Oil PLC 1	23,200	59,634
Total Exploration & Production		94,947
Industrial - 0.2%
Hansteen Holdings PLC	67,300	122,967
Metals & Mining - 0.1%
Anglo American PLC	2,222	18,561
Rio Tinto PLC	1,121	37,912
Total Metals & Mining		56,473
Retail - 0.8%
Hammerson PLC	45,400	428,695
Water - 0.7%
Severn Trent PLC	5,800	191,864
United Utilities Group PLC	14,900	208,837
Total Water		400,701
Total UNITED KINGDOM		1,658,137
UNITED STATES - 34.0%
Basic Materials - 1.0%
Boise Cascade Co. 1	4,040	101,889
Freeport-McMoRan, Inc.	3,391	32,859
Horsehead Holding Corp. 1	6,022	18,307
Monsanto Co.	2,926	249,705
The Mosaic Co.	1,200	37,332
Newmont Mining Corp.	1,932	31,047
Packaging Corp. of America	1,044	62,807
Stillwater Mining Co. 1	3,750	38,737
Total Basic Materials		572,683
Chemicals - 0.4%
Axiall Corp.	5,500	86,295
CF Industries Holdings, Inc.	2,950	132,455
Westlake Chemical Corp.	400	20,756
Total Chemicals		239,506
Communications - 0.5%
SBA Communications Corp. 1	2,800	293,272
Consumer Non-Cyclical - 0.2%
Bunge Ltd.	1,268	92,944
Containers & Packaging - 0.2%
WestRock Co.	1,683	86,574
Electric Utilities & Generation - 0.8%
NextEra Energy, Inc.	1,810	176,566
NRG Yield, Inc.	2,140	23,861
NRG Yield, Inc.	2,240	26,006
Pattern Energy Group, Inc.	8,290	158,256
SunEdison, Inc. 1	4,700	33,746
TerraForm Power, Inc. 1	3,380	48,064
Total Electric Utilities & Generation		466,499
Electricity Transmission & Distribution - 1.1%
Eversource Energy	5,200	263,224
ITC Holdings Corp.	7,140	238,048
NorthWestern Corp.	1,740	93,664
Total Electricity Transmission & Distribution		594,936
Energy - 0.1%
Tallgrass Energy GP LP	1,800	35,766

BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited) (continued)
September 30, 2015

	Shares	Value
COMMON STOCKS (continued)
Exploration & Production - 0.8%
Anadarko Petroleum Corp.	800	$48,312
Bill Barrett Corp. 1	14,200	46,860
Cabot Oil & Gas Corp.	2,400	52,464
Concho Resources, Inc. 1	800	78,640
SM Energy Co.	6,300	201,852
Total Exploration & Production		428,128
Food Products - 0.2%
Archer-Daniels-Midland Co.	2,521	104,495
Gas Utilities - 0.9%
Aspen Technology, Inc. 1	2,660	100,841
Columbia Pipeline Group, Inc.	6,500	118,885
NiSource, Inc.	8,700	161,385
ONE Gas, Inc.	2,600	117,858
Total Gas Utilities		498,969
Healthcare - 1.6%
Care Capital Properties, Inc.	4,475	147,362
HCP, Inc.	9,800	365,050
Ventas, Inc.	7,200	403,632
Total Healthcare		916,044
Hotel - 1.2%
Hersha Hospitality Trust	6,500	147,290
Host Hotels & Resorts, Inc.	24,700	390,507
Sunstone Hotel Investors, Inc.	11,200	148,176
Total Hotel		685,973
Industrial - 1.2%
Prologis, Inc.	17,200	669,080
Infrastructure - Diversified - 0.4%
CenterPoint Energy, Inc.	12,300	221,892
Machinery - 0.2%
AGCO Corp.	2,261	105,430
Midstream - 2.5%
Crestwood Equity Partners LP	51,590	117,625
EQT Midstream Partners LP	910	60,360
MarkWest Energy Partners LP	4,527	194,254
Rice Midstream Partners LP	6,720	89,510
Sunoco Logistics Partners LP	4,150	118,939
Targa Resources Corp.	3,900	200,928
Targa Resources Partners LP	2,920	84,797
Tesoro Logistics LP	1,660	74,700
The Williams Companies, Inc.	13,100	482,735
Total Midstream		1,423,848
Office - 3.1%
Brandywine Realty Trust	21,000	258,720
Corporate Office Properties Trust	12,200	256,566
Douglas Emmett, Inc.	6,100	175,192
Highwoods Properties, Inc.	6,700	259,625
Hudson Pacific Properties, Inc.	7,500	215,925
SL Green Realty Corp.	5,000	540,800
Total Office		1,706,828
Oil, Gas & Consumable Fuels - 0.5%
Exxon Mobil Corp.	1,900	141,265
Gulfport Energy Corp. 1	2,900	86,072
Teekay Offshore Partners LP	3,430	49,358
Total Oil, Gas & Consumable Fuels		276,695
Oilfield Services & Equipment - 0.4%
National Oilwell Varco, Inc.	4,500	169,425
Schlumberger Ltd.	600	41,382
Total Oilfield Services & Equipment		210,807
Other - 0.2%
Alliance Resource Partners LP	1,260	28,047
Rice Energy, Inc. 1	2,900	46,864
Teekay LNG Partners LP	1,080	25,834
Vulcan Materials Co.	434	38,713
Total Other		139,458

BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited) (continued)
September 30, 2015

			Shares	Value
COMMON STOCKS (continued)
Pipelines - 4.6%
Boardwalk Pipeline Partners LP			8,720	$102,635
Energy Transfer Equity LP			2,216	46,115
Energy Transfer Partners LP			8,520	349,916
Enterprise Products Partners LP			21,610	538,089
Holly Energy Partners LP			2,340	67,930
Kinder Morgan, Inc.			17,900	495,472
NuStar Energy LP			1,270	56,921
NuStar GP Holdings LLC			2,140	57,202
Plains All American Pipeline LP			7,400	224,812
SemGroup Corp.			1,700	73,508
Sempra Energy			3,600	348,192
Spectra Energy Corp.			5,400	141,858
Williams Partners LP			2,829	90,309
Total Pipelines				2,592,959
Rail - 1.1%
CSX Corp.			5,400	145,260
Kansas City Southern			1,400	127,232
Union Pacific Corp.			3,800	335,958
Total Rail				608,450
Real Estate - Diversified - 1.1%
NorthStar Realty Finance Corp.			14,200	175,370
Vornado Realty Trust			4,600	415,932
Total Real Estate - Diversified				591,302
Refineries - 0.2%
Valero Energy Corp.			1,900	114,190
Regional Malls - 2.6%
CBL & Associates Properties, Inc.			14,500	199,375
Simon Property Group, Inc.			6,920	1,271,342
Total Regional Malls				1,470,717
Residential - 2.2%
AvalonBay Communities, Inc.			2,200	384,604
Camden Property Trust			3,500	258,650
Equity Residential			4,100	307,992
Mid-America Apartment Communities, Inc.			3,100	253,797
Total Residential				1,205,043
Retail - 0.4%
DDR Corp.			9,500	146,110
WP GLIMCHER, Inc.			9,200	107,272
Total Retail				253,382
Shipping - 0.1%
DHT Holdings, Inc.			5,800	43,036
Specialty - 0.6%
Outfront Media, Inc.			17,500	364,000
Strip Centers - 0.4%
Brixmor Property Group, Inc.			9,400	220,712
Telecommunications - 1.9%
American Tower Corp.			7,500	659,850
Crown Castle International Corp.			5,000	394,350
Total Telecommunications				1,054,200
Transmission & Distribution - 0.8%
PG&E Corp.			8,000	422,400
Water - 0.5%
American Water Works Co., Inc.			4,900	269,892
Total UNITED STATES				18,980,110
TOTAL COMMON STOCKS
(Cost $39,146,287)				34,122,711
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
CORPORATE BONDS - 24.9%
BELGIUM - 0.9%
Energy - 0.9%
LBC Tank Terminals Holdings Netherlands BV	6.88%	05/15/23	$500	$518,750
Total BELGIUM				518,750
BERMUDA - 0.3%
Transportation - 0.3%
Teekay Offshore Partners LP	6.00	07/30/19	250	182,500
Total BERMUDA				182,500
GREECE - 0.8%
Services - 0.8%
Dynagas LNG Partners LP	6.25	10/30/19	500	415,000
Total GREECE				415,000
LUXEMBOURG - 0.6%
Telecommunications - 0.6%
Intelsat Luxembourg SA	7.75	06/01/21	500	330,000
Total LUXEMBOURG				330,000

BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited) (continued)
September 30, 2015
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
CORPORATE BONDS (continued)
SINGAPORE - 0.9%
Financial Services - 0.9%
Puma International Financing SA	6.75%	02/01/21	$500	$495,000
Total SINGAPORE				495,000
UNITED STATES - 21.4%
Electric Utilities & Generation - 0.8%
TerraForm Power Operating LLC 2	5.88	02/01/23	500	441,250
Energy - 6.9%
Blue Racer Midstream LLC 2	6.13	11/15/22	500	475,000
Chesapeake Energy Corp.	4.88	04/15/22	525	342,563
EP Energy LLC	6.38	06/15/23	325	239,889
EV Energy Partners LP	8.00	04/15/19	500	340,000
Ferrellgas LP	6.75	01/15/22	500	465,000
Global Partners LP	6.25	07/15/22	375	330,000
Holly Energy Partners LP	6.50	03/01/20	250	237,500
MarkWest Energy Partners LP	4.88	12/01/24	500	457,500
Suburban Propane Partners LP	5.50	06/01/24	500	462,500
Tesoro Logistics LP 2	6.25	10/15/22	500	487,500
Total Energy				3,837,452
Healthcare - 0.9%
HCA, Inc.	5.88	05/01/23	500	518,750
Media - 1.8%
Lamar Media Corp.	5.38	01/15/24	500	505,000
Mediacom Broadband LLC	6.38	04/01/23	500	472,500
Total Media				977,500
Services - 2.6%
Casella Waste Systems, Inc.	7.75	02/15/19	500	490,000
Iron Mountain, Inc.	6.00	08/15/23	500	500,000
United Rentals North America, Ltd.	5.75	11/15/24	500	478,750
Total Services				1,468,750
Telecommunications - 5.6%
CenturyLink, Inc.	7.65	03/15/42	500	382,500
Crown Castle International Corp.	5.25	01/15/23	500	528,850
CyrusOne LP	6.38	11/15/22	500	508,750
FairPoint Communications, Inc. 2	8.75	08/15/19	250	260,000
Frontier Communications Corp.	7.63	04/15/24	500	417,500
Frontier Communications Corp. 2	11.00	09/15/25	100	96,750
Level 3 Financing, Inc. 2	5.38	05/01/25	500	474,685
Zayo Group LLC 2	6.00	04/01/23	500	485,000
Total Telecommunications				3,154,035
Transportation - 0.4%
Watco Companies LLC 2	6.38	04/01/23	250	247,500
Utility - 2.4%
AES Corp.	4.88	05/15/23	500	438,750
NRG Energy, Inc.	6.25	07/15/22	500	455,000
NRG Yield Operating LLC	5.38	08/15/24	500	438,750
Total Utility				1,332,500
Total UNITED STATES				11,977,737
TOTAL CORPORATE BONDS
(Cost $15,610,530)				13,918,987

			Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.0%
UNITED STATES - 1.0%
Office - 0.7%
Equity Commonwealth, 6.50%			17,600	$427,680
Triple Net Lease - 0.3%
Lexington Realty Trust, 6.50%			3,200	152,200
Total UNITED STATES				579,880
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $593,304)				579,880

BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited) (continued)
September 30, 2015

			Shares	Value
PREFERRED STOCKS - 3.8%
UNITED STATES - 3.8%
Office - 1.5%
CoreSite Realty Corp., 7.25%			14,900	$381,440
Kilroy Realty Corp., 6.38%			3,800	94,848
Vornado Realty Trust, 5.70%			16,000	386,240
Total Office				862,528
Other - 0.3%
Digital Realty Trust, Inc., 5.88%			6,600	154,902
Residential - 0.5%
American Homes 4 Rent, 5.00% 3			11,900	295,715
Self Storage - 0.7%
Public Storage, 5.63%			15,400	385,770
Strip Centers - 0.4%
DDR Corp., 6.25%			8,100	199,746
Triple Net Lease - 0.4%
EPR Properties, 6.63%			3,800	93,670
Gramercy Property Trust, Inc., 7.13%			4,826	123,063
Total Triple Net Lease				216,733
Total UNITED STATES				2,115,394
TOTAL PREFERRED STOCKS
(Cost $2,159,710)				2,115,394
EXCHANGE TRADED FUNDS - 0.2%
UNITED STATES - 0.2%
Agriculture - 0.2%
Teucrium Corn Fund 1			4,589	108,117
Total UNITED STATES				108,117
TOTAL EXCHANGE TRADED FUNDS
(Cost $106,357)				108,117
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
TERM LOANS - 0.9%
UNITED STATES - 0.9%
FairPoint Communications, Inc. 4,5	7.50%	02/14/19	$249	$249,297
Four Seasons Holdings, Inc. 4,5	6.25	12/28/20	250	248,750
Total UNITED STATES				498,047
TOTAL TERM LOANS
(Cost $502,670)				498,047
Total Investments - 91.9%
(Cost $58,118,858)				51,343,136
Other Assets in Excess of Liabilities - 8.1%				4,520,631
TOTAL NET ASSETS - 100.0%				$ 55,863,767

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1 -- Non-income producing security.
2 -- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, the total value of all such securities was $3,030,724 or 5.4% of net assets.

3 -- Step up security where the coupon increases or steps up at a predetermined date.
4 -- Private Placement.
5 -- Variable rate security – Interest rate shown is the rate in effect as of September 30, 2015.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, term loans, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Brookfield Investment Management Inc.’s (the “Adviser”) Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Trust’s Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in a Fund’s portfolio. Pursuant to the procedures, securities in a Fund are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. However, if (i) a market value or price is not readily available, (ii) the available quotations are not believed to be reflective of market value by the Adviser, or (iii) a significant event has occurred that would materially affect the value of the security, the security is fair valued, as determined in good faith, by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. As of September 30, 2015, there were no Fund securities that were fair valued by the Adviser’s Valuation Committee.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical assets or liabilities
• Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)
• Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Adviser’s Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service providers, who are subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Brookfield Global Listed Infrastructure Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2015:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$12,347,439	$-	$12,347,439
Canada	29,867,084	-	-	29,867,084
China	-	11,207,354	-	11,207,354
France	-	18,476,640	-	18,476,640
Hong Kong	-	8,504,752	-	8,504,752
Italy	-	12,634,983	-	12,634,983
Japan	-	7,213,143	-	7,213,143
Luxembourg	-	8,625,198	-	8,625,198
Mexico	4,260,173	-	-	4,260,173
Netherlands	-	4,845,992	-	4,845,992
Singapore	-	4,138,500	-	4,138,500
Spain	-	20,878,365	-	20,878,365
Switzerland	-	4,445,526	-	4,445,526
United Kingdom	-	36,482,682	-	36,482,682
United States	226,594,408	-	-	226,594,408
Total	$260,721,665	$149,800,574	$-	$410,522,239

For further information regarding security characteristics, see the Schedule of Investments.

Level 2 securities are fair valued using a factor as a result of market movements following the close of local trading. During the nine months ended September 30, 2015, there were no transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the nine months ended September 30, 2015, the Brookfield Global Listed Infrastructure Fund did not invest in any Level 3 securities.

Brookfield Global Listed Real Estate Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2015:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$97,692,047	$-	$97,692,047
Austria	-	12,991,274	-	12,991,274
France	-	54,234,492	-	54,234,492
Germany	-	94,374,489	-	94,374,489
Hong Kong	-	67,512,892	-	67,512,892
Japan	-	65,374,138	-	65,374,138
Netherlands	10,988,847	-	-	10,988,847
New Zealand	-	4,961,974	-	4,961,974
Singapore	-	20,767,376	-	20,767,376
United Kingdom	-	42,878,550	-	42,878,550
United States	602,950,767	-	-	602,950,767
Total	$613,939,614	$460,787,232	$-	$1,074,726,846

For further information regarding security characteristics, see the Schedule of Investments.

Level 2 securities are fair valued using a factor as a result of market movements following the close of local trading. During the nine months ended September 30, 2015, there were no transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the nine months ended September 30, 2015, the Brookfield Global Listed Real Estate Fund did not invest in any Level 3 securities.

Brookfield U.S. Listed Real Estate Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2015:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks	$48,213,984	$-	$-	$48,213,984
Total	$48,213,984	$-	$-	$48,213,984

For further information regarding security characteristics, see the Schedule of Investments.

During the nine months ended September 30, 2015, there were no transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the nine months ended September 30, 2015, the Brookfield U.S. Listed Real Estate Fund did not invest in any Level 2 or Level 3 securities.

Brookfield Real Assets Securities Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2015:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$162,306	$1,751,760	$-	$1,914,066
Austria	-	257,744	-	257,744
Brazil	143,194	-	-	143,194
Canada	2,165,409	-	-	2,165,409
China	-	275,089	-	275,089
Finland	-	211,967	-	211,967
France	-	1,168,739	-	1,168,739
Germany	-	1,401,820	-	1,401,820

Hong Kong	-	1,173,385	-	1,173,385
Ireland	211,472	85,516	-	296,988
Italy	-	541,603	-	541,603
Japan	-	1,205,867	-	1,205,867
Luxembourg	-	173,577	-	173,577
Mexico	123,580	-	-	123,580
Netherlands	184,265	119,950	-	304,215
New Zealand	-	158,886	-	158,886
Singapore	-	412,284	-	412,284
South Africa	-	165,829	-	165,829
Spain	-	940,731	-	940,731
Switzerland	323,811	125,680	-	449,491
United Kingdom	101,027	1,557,110	-	1,658,137
United States	18,980,110	-	-	18,980,110
Total Common Stocks	22,395,174	11,727,537	-	34,122,711
Corporate Bonds:
Belgium	-	518,750	-	518,750
Bermuda	-	182,500	-	182,500
Greece	-	415,000	-	415,000
Luxembourg	-	330,000	-	330,000
Singapore	-	495,000	-	495,000
United States	-	11,977,737	-	11,977,737
Total Corporate Bonds	-	13,918,987	-	13,918,987
Convertible Preferred Stocks:
United States	427,680	152,200	-	579,880
Total Convertible Preferred Stocks	427,680	152,200	-	579,880
Preferred Stocks:
United States	2,020,546	94,848	-	2,115,394
Total Preferred Stocks	2,020,546	94,848	-	2,115,394
Exchange Traded Funds:
United States	108,117	-	-	108,117
Total Exchange Traded Funds	108,117	-	-	108,117
Term Loans:
United States	-	498,047	-	498,047
Total Term Loans	-	498,047	-	498,047
Total	$24,951,517	$26,391,619	$-	$51,343,136

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(17,676)	$-	$(17,676)
Total Liabilities - Other Financial Instruments	$-	$(17,676)	$-	$(17,676)

* Other financial instruments include swap contracts which are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

Level 2 common stocks are fair valued using a factor as a result of market movements following the close of local trading. During the nine months ended September 30, 2015, transfers from Level 2 to Level 1 was $504,503, which represents preferred stocks that were previously priced using the mean of the bid and ask price and currently priced using the market close price. Transfers from Level 1 to Level 2 was $94,848, which represents a security that was previously priced using the market close price and currently priced using the mean of the bid and ask price. There were no additional transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the nine months ended September 30, 2015, the Brookfield Real Assets Securities Fund did not invest in any Level 3 securities.

Federal Income Tax Basis: The Federal income tax basis of each Fund’s investments, not including foreign currency translation, at September 30, 2015 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Brookfield Global Listed Infrastructure Fund	$ 429,752,002	$ 29,935,599	$ (49,165,362)	$ (19,229,763)
Brookfield Global Listed Real Estate Fund	1,125,452,417	23,808,736	(74,534,307)	(50,725,571)
Brookfield U.S. Listed Real Estate Fund	49,117,583	2,724,641	(3,628,240)	(903,599)
Brookfield Real Assets Securities Fund	58,118,858	477,516	(7,253,238)	(6,775,722)

Swap Agreements: Each Fund may enter into total rate of return, credit default or other types of swaps and related derivatives for the purpose of hedging and risk management. These transactions generally provide for the transfer from one counterparty to another of certain risks inherent in the ownership of a financial asset such as a debt instrument or common stock. Such risks include, among other things, the risk of default and insolvency of the obligor of such asset, the risk that the credit of the obligor or the underlying collateral will decline or the risk that the common stock of the underlying issuers will decline in value. The transfer of risk pursuant to a derivative of this type may be complete or partial, and may be for the life of the related asset or for a shorter period. These derivatives may be used as a risk management tool for a pool of financial assets, providing a Fund with the opportunity to gain or reduce exposure to one or more reference securities or other financial assets (each, a “Reference Asset”) without actually owning or selling such assets in order, for example, to increase or reduce a concentration risk or to diversify a portfolio. Conversely, these derivatives may be used by the Fund to reduce exposure to an owned asset without selling it.

Because a Fund would not own the Reference Assets, the Fund may not have any voting rights with respect to the Reference Assets, and in such cases all decisions related to the obligors or issuers of the Reference Assets, including whether to exercise certain remedies, will be controlled by the swap counterparties.

Total rate of return swaps and similar derivatives are subject to many risks, including the possibility that the market will move in a manner or direction that would have resulted in gain for a Fund had the swap or other derivative not been utilized (in which case it would have been better had the Fund not engaged in the interest rate hedging transactions), the risk of imperfect correlation between the risk sought to be hedged and the derivative transactions utilized, the possible inability of the counterparty to fulfill its obligations under the swap and potential illiquidity of the hedging instrument utilized, which may make it difficult for the Fund to close out or unwind one or more hedging transactions.

Total rate of return swaps and related derivatives present certain legal, tax and market uncertainties that present risks in entering into such arrangements. There is currently little or no case law or litigation characterizing total rate of return swaps or related derivatives, interpreting their positions, or characterizing their tax treatment. In addition, additional regulations and laws may apply to these types of derivatives that have not previously been applied. There can be no assurance that future decisions construing similar provisions to those in any swap agreement or other related documents or additional regulations and laws will not have an adverse effect on a Fund that utilizes these instruments.

At September 30, 2015, the Brookfield Real Assets Securities Fund had the following swap agreement outstanding:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS 1

Counterparty	Referenced Obligation	Notional Amount (000s)	Rate Received (Paid)		Termination Date	Unrealized Depreciation 2
Morgan Stanley	Bloomberg Commodity Index	$2,566	(0.15	) %	10/19/15	$(17,676)

1 The Brookfield Real Assets Securities Fund receives monthly payments based on any positive monthly return of the Referenced Obligation. The Brookfield Real Assets Securities Fund makes payments on any negative monthly return of such Referenced Obligation.

2 There are no upfront payments on the swap contracts listed above, therefore the unrealized depreciation on the contract is equal to its market value.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Investment Funds

By (Signature and Title)                      /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:  November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:  November 27, 2015

By (Signature and Title)                      /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date:  November 27, 2015